Consolidated Statements of Financial Position $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Current assets
Cash and cash equivalents	$ 8,056	$ 60,902
Financial assets at FVTPL		7
Prepayments, other receivables and other assets	3,091	3,141
Other receivables -related party	15	14
Restricted cash	15,730
Total current assets	26,892	64,064
Non-current assets
Property, plant and equipment	1,219	1,743
Right-of-use assets	1,801	962
Other intangible assets	19	40
Other receivables and other assets	253	304
Long-term equity investments	4,249	4,157
Total non-current assets	7,541	7,206
Total assets	34,433	71,270
Current liabilities
Trade payables	12,638	10,146
Contract Liabilities		5,000
Other payables and accruals	3,741	3,413
Interest-bearing bank borrowings	24,582	26,330
Lease liabilities	667	471
Total current liabilities	41,628	45,360
Non-current liabilities
Lease liabilities	1,127	425
Total non-current liabilities	1,127	425
Total liabilities	42,755	45,785
SHAREHOLDERS’ (DEFICIT)/ EQUITY
Share premium	439,266	439,016
Share based payments reserve	21,592	20,311
Foreign exchange fluctuation reserve	(4,346)	(4,535)
Accumulated deficit	(464,846)	(429,318)
Total shareholders’ equity/(deficit)	(8,322)	25,485
Total liabilities and shareholders’ equity	34,433	71,270
Class A Ordinary Shares
SHAREHOLDERS’ (DEFICIT)/ EQUITY
Ordinary shares, value	10	9
Class B Ordinary Shares
SHAREHOLDERS’ (DEFICIT)/ EQUITY
Ordinary shares, value	$ 2	$ 2